INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial costs
Interest expenses with the Parents	$ (97,063)	$ (149,734)
Interest expenses	(6,935,241)	(5,569,576)
Financial commissions	(629,553)	(1,060,537)
Financial Costs	(7,661,857)	(6,779,847)
Other financial results
Exchange differences generated by assets	(9,685,066)	(833,428)
Exchange differences generated by liabilities	10,335,537	6,322
Changes in fair value of financial assets or liabilities and other financial results	(151,646)	(569,032)
Net gain of inflation effect on monetary items	(380,960)	107,832
Other finance results	$ 117,865	$ (1,288,306)